UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

DREYFUS PREMIER EQUITY FUNDS, INC
- DREYFUS PREMIER GROWTH AND INCOME FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Premier Growth and Income Fund
Statement of Investments
June 30, 2005 (Unaudited)

Common Stock-99.2%	Shares		Value($)

Consumer Discretionary-10.8%
Advance Auto Parts	7,300	a	471,215
Carnival	8,300		452,765
Disney (Walt)	19,700		496,046
Dollar General	18,800		382,768
Federated Department Stores	4,100		300,448
Hilton Hotels	23,100		550,935
Home Depot	11,200		435,680
News, Cl. A	30,500		493,490
Target	6,000		326,460
			3,909,807

Consumer Staples-9.9%
Altria Group	11,800		762,988
CVS	16,200		470,934
Estee Lauder Cos., Cl. A	7,900		309,127
PepsiCo	14,800		798,164
Procter & Gamble	13,100		691,025
Wal-Mart Stores	11,400		549,480
			3,581,718

Energy-8.9%
Anadarko Petroleum	4,200		345,030
ChevronTexaco	16,000		894,720
ConocoPhillips	6,700		385,183
Exxon Mobil	27,800		1,597,666
			3,222,599

Financial-20.1%
American Express	20,500		1,091,215
Bank of America	25,900		1,181,299
Capital One Financial	3,300		264,033
Citigroup	26,900		1,243,587
Countrywide Financial	16,300		629,343
Fidelity National Financial	14,300		510,367
Goldman Sachs Group	6,800		693,736
J.P. Morgan Chase & Co.	16,500		582,780
Merrill Lynch	7,500		412,575
Radian Group	13,600		642,192
			7,251,127

Health Care-13.3%
Alcon	6,100		667,035
Caremark Rx	7,900	a	351,708
Fisher Scientific International	6,600	a	428,340
Genzyme	9,600	a	576,864
Johnson & Johnson	13,700		890,500

Novartis, ADR	15,200		721,088
Pfizer	14,200		391,636
WellPoint	5,300	a	369,092
Wyeth	9,400		418,300
			4,814,563

Industrials-11.4%
Burlington Northern Santa Fe	14,500		682,660
Caterpillar	4,500		428,895
Danaher	9,100		476,294
Emerson Electric	4,300		269,309
General Electric	42,300		1,465,695
3M	2,400		173,520
Tyco International	20,800		607,360
			4,103,733

Information Technology-15.3%
Altera	9,400	a	186,308
Amdocs	6,100	a	161,223
Cisco Systems	22,100	a	422,331
EMC	47,000	a	644,370
Intel	20,700		539,442
International Business Machines	12,700		942,340
Microsoft	25,300		628,452
Motorola	33,200		606,232
National Semiconductor	9,400		207,082
Texas Instruments	16,000		449,120
VeriSign	11,700	a	336,492
Yahoo!	12,300	a	426,195
			5,549,587

Materials-3.2%
Air Products & Chemicals	9,900		596,970
du Pont EI de Nemours	12,700		546,227
			1,143,197

Telecommunication Services-3.1%
SBC Communications	21,900		520,125
Verizon Communications	17,600		608,080
			1,128,205

Utilities-3.2%
Consolidated Edison	4,500	b	210,780
PG&E	5,300		198,962
Sempra Energy	6,900		285,039
Southern	13,400		464,578
			1,159,359

Total Common Stocks
(cost $31,859,387)			35,863,895

Other Investment-1.1%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $410,000)	410,000	c	410,000

Investment Of Cash Collateral
for Securities Loaned-.6%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Money Market Fund	216,000	c	216,000
(cost $216,000)

Total Investments(cost $32,485,387)	100.9%		36,489,895

Liabilities, Less Cash and Receivables	(.9%)		(339,584)

Net Assets	100.0%		36,150,311

ADR -- American Depository Receipts
a Non-income producing
b All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on loan is $210,780 and the total market value of the collateral held by fund is $216,000.
c Investments in affiliated money market fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER EQUITY FUNDS, INC. - DREYFUS PREMIER GROWTH AND INCOME FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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